INCOME STATEMENT DETAILS (Schedule of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 102		₪ 111	₪ 106
Advertising and marketing	44		46	44
Selling commissions, net	28		27	29
Depreciation and amortization	106		77	54
Operating lease, rent and overhead expenses	4		19	23
Other	17		13	13
Total selling and marketing expenses	₪ 301	[1]	₪ 293	₪ 269

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.